Cash and Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and Cash Equivalents and Restricted Cash (Table)
	December 31, 2023	December 31, 2022
Cash at banks and on hand	$22,267	$28,854
Restricted cash (Note 2v)	—	300
Short-term deposits	47,015	21,010
Total	$69,282	$50,164